Schedule of right of use assets (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Right of use assets, carrying amount	$ 751,398	$ 705,367	$ 940,155	$ 480,123
Office equipment [member]
IfrsStatementLineItems [Line Items]
Right of use assets at cost	2,151,802	1,396,730	1,396,730	1,170,590
Additions		393,556	921,737	447,201
Derecognition arising from lease termination		(287,750)	(269,876)	(138,528)
Exchange difference	237,656	160,005	103,211	(82,533)
Right of use assets at cost	2,389,458	1,662,541	2,151,802	1,396,730
Right of use assets accumulated amortization	1,211,647	916,607	916,607	703,075
Charge for the financial year	1,103,581	232,510	500,144	403,019
Derecognition arising from lease termination		(287,750)	(269,876)	(138,528)
Exchange difference	(677,168)	95,807	64,772	(50,959)
Right of use assets accumulated amortization	1,638,060	957,174	1,211,647	916,607
Right of use assets, carrying amount	$ 751,398	$ 705,367	$ 940,155	$ 480,123